Contingencies and Commitments - Summary of Provisions for Contingencies (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Contingency provision	$ 2,746,966	$ 2,229,528
Other contingent liabilities [member]
Disclosure of other provisions [line items]
Contingency provision	2,525,957	2,044,651
Legal proceedings contingent liability [member]
Disclosure of other provisions [line items]
Contingency provision	2,102,244	1,628,525
Contingent liability for labor lawsuits [member]
Disclosure of other provisions [line items]
Contingency provision	169,013	148,157
Contingent liability for claims and credit cards [member]
Disclosure of other provisions [line items]
Contingency provision	1,097	1,688
Contingent liability for guarantees [member]
Disclosure of other provisions [line items]
Contingency provision	1,142	1,757
Contingent liability for other contingencies [member]
Disclosure of other provisions [line items]
Contingency provision	252,461	264,524
Contingent liability arising from post-employment benefit obligations [member]
Disclosure of other provisions [line items]
Contingency provision	171,358	133,720
Contingent liability dollarization of Judicial deposits difference [member]
Disclosure of other provisions [line items]
Contingency provision	44,345	42,995
Contingent liability for administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Contingency provision	$ 5,306	$ 8,162